Investor A Institutional [Member] Investment Strategy - Investor A, Institutional - BlackRock Short Obligations Fund	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal market conditions, Short Obligations Fund will invest in U.S. dollar-denominated investment grade and short-term fixed and floating rate debt securities maturing in three years or less (with certain exceptions) and will maintain an average duration of half a year or less.
To achieve its investment objective, the Fund may invest in corporate securities, mortgage- and asset-backed securities, and money market instruments, including government, U.S. and foreign bank and commercial obligations, obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, and repurchase agreements.
The Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.
The Fund invests a significant portion of its assets in securities issued by financial services companies, including banks, broker-dealers and insurance companies, and repurchase agreements secured by such obligations.
Investment grade securities purchased by the Fund (or the issuers of such securities) will carry a rating of BBB-, or equivalent, or higher by at least one nationally recognized statistical rating organization (“NRSRO”) and short-term investments (or the issuers of such securities) will carry a rating in the highest two rating categories of at least one NRSRO (e.g., A-2, P-2 or F2 or better by Standard & Poor’s Ratings Services, Moody’s Investors Service, Inc., or Fitch Ratings Inc., respectively), or if such investments are unrated, determined to be of comparable quality by BlackRock, at the time of investment.